UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2012


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA SHORT-TERM BOND FUND
APRIL 30, 2012

                                                                      (Form N-Q)

48482-0612                                   (C)2012, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA SHORT-TERM BOND FUND
April 30, 2012 (unaudited)

PRINCIPAL
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE       MATURITY            (000)
---------------------------------------------------------------------------------------------------
            CORPORATE OBLIGATIONS (32.0%)

            CONSUMER DISCRETIONARY (1.4%)
            -----------------------------
            AUTOMOTIVE RETAIL (0.0%)
$   1,000   AutoZone, Inc.                                     5.88%    10/15/2012     $      1,023
                                                                                       ------------
            CABLE & SATELLITE (0.3%)
    5,000   NBC Universal                                      3.65      4/30/2015            5,351
    1,000   Time Warner Cable, Inc.                            8.25      2/14/2014            1,126
                                                                                       ------------
                                                                                              6,477
                                                                                       ------------
            GENERAL MERCHANDISE STORES (0.5%)
    8,000   Dollar General Corp. (a)                           2.99      7/07/2014            8,021
    5,000   Dollar General Corp. (a)                           3.20      7/07/2014            5,016
                                                                                       ------------
                                                                                             13,037
                                                                                       ------------
            LEISURE PRODUCTS (0.1%)
    3,000   Mattel, Inc.                                       5.63      3/15/2013            3,127
                                                                                       ------------
            MOVIES & ENTERTAINMENT (0.2%)
    4,962   Regal Cinemas Corp. (a)                            3.37      8/23/2017            4,968
                                                                                       ------------
            SPECIALTY STORES (0.3%)
    6,893   Sally Holdings, LLC(a)                             2.49     11/15/2013            6,906
                                                                                       ------------
            Total Consumer Discretionary                                                     35,538
                                                                                       ------------
            CONSUMER STAPLES (1.2%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.4%)
    3,000   Cargill, Inc. (b)                                  5.20      1/22/2013            3,096
    5,000   Cargill, Inc. (b)                                  1.90      3/01/2017            5,026
    3,000   Corn Products International, Inc.                  3.20     11/01/2015            3,141
                                                                                       ------------
                                                                                             11,263
                                                                                       ------------
            DRUG RETAIL (0.1%)
    2,000   Walgreen Co.                                       4.88      8/01/2013            2,112
                                                                                       ------------
            PACKAGED FOODS & MEAT (0.5%)
    2,000   ConAgra Foods, Inc.                                5.88      4/15/2014            2,186
    3,000   Kraft Foods, Inc.                                  2.63      5/08/2013            3,056
    1,000   Kraft Foods, Inc.                                  5.25     10/01/2013            1,060
    1,000   Kraft Foods, Inc.                                  6.75      2/19/2014            1,103
    5,000   Wrigley William Jr. Co. (b)                        2.45      6/28/2012            5,013
                                                                                       ------------
                                                                                             12,418
                                                                                       ------------
            SOFT DRINKS (0.2%)
    1,000   Bottling Group, LLC                                6.95      3/15/2014            1,118
    1,000   Coca-Cola Co.                                      1.80      9/01/2016            1,028
    2,000   PepsiAmericas, Inc.                                4.38      2/15/2014            2,125
                                                                                       ------------
                                                                                              4,271
                                                                                       ------------
            Total Consumer Staples                                                           30,064
                                                                                       ------------

================================================================================

1  | USAA Short-Term Bond Fund

================================================================================

PRINCIPAL
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE       MATURITY            (000)
---------------------------------------------------------------------------------------------------
            ENERGY (4.7%)
            -------------
            INTEGRATED OIL & GAS (0.4%)
$   1,000   Hess Corp.                                         7.00%     2/15/2014     $      1,103
    1,425   Louisiana Land and Exploration Co.                 7.63      4/15/2013            1,517
    2,800   Murphy Oil Corp.                                   6.38      5/01/2012            2,800
    5,000   Phillips 66 (b)                                    2.95      5/01/2017            5,137
                                                                                       ------------
                                                                                             10,557
                                                                                       ------------
            OIL & GAS DRILLING (0.2%)
    5,000   Noble Holding International Ltd.                   3.45      8/01/2015            5,292
                                                                                       ------------
            OIL & GAS EXPLORATION & PRODUCTION (0.9%)
    3,000   Apache Corp.                                       5.25      4/15/2013            3,134
    3,000   Apache Finance Canada Corp.                        4.38      5/15/2015            3,295
    3,000   Chesapeake Energy Corp.                            7.63      7/15/2013            3,135
    2,000   Devon Energy Corp.                                 5.63      1/15/2014            2,165
    5,000   Petrohawk Energy Corp.                             7.25      8/15/2018            5,706
    5,000   WPX Energy, Inc. (b)                               5.25      1/15/2017            4,975
                                                                                       ------------
                                                                                             22,410
                                                                                       ------------
            OIL & GAS STORAGE & TRANSPORTATION (3.2%)
    3,000   Buckeye Partners                                   5.30     10/15/2014            3,214
    1,000   DCP Midstream, LLC (b)                             9.70     12/01/2013            1,114
    5,000   El Paso Pipeline Partners Operating Co., LLC       4.10     11/15/2015            5,229
    2,000   Enbridge Energy Partners, LP                       9.88      3/01/2019            2,701
    1,000   Energy Transfer Partners, LP                       6.00      7/01/2013            1,046
    2,300   Energy Transfer Partners, LP                       5.95      2/01/2015            2,524
    1,000   Energy Transfer Partners, LP                       9.70      3/15/2019            1,290
    3,000   Enterprise Products Operating, LP                  4.60      8/01/2012            3,030
    1,105   Enterprise Products Operating, LP                  6.13      2/01/2013            1,144
    1,000   Enterprise Products Operating, LP                  5.90      4/15/2013            1,045
    2,000   Enterprise Products Operating, LP                  3.70      6/01/2015            2,144
    2,000   Kaneb Pipeline Operating Partnership, LP           5.88      6/01/2013            2,077
    1,638   Kern River Funding Corp. (b)                       6.68      7/31/2016            1,863
    5,721   Kern River Funding Corp. (b)                       4.89      4/30/2018            6,338
    2,000   Kinder Morgan, Inc.                                6.50      9/01/2012            2,033
   10,000   NGPL PipeCo, LLC (b)                               6.51     12/15/2012            9,966
    4,000   Plains All American Pipeline, LP                   3.95      9/15/2015            4,290
    5,000   Rockies Express Pipeline, LLC (b)                  3.90      4/15/2015            4,825
    5,014   Southeast Supply Header (b)                        4.85      8/15/2014            5,307
    5,000   Spectra Energy Capital, LLC                        5.90      9/15/2013            5,311
    5,000   Spectra Energy Partners, LP                        2.95      6/15/2016            5,180
    2,000   Sunoco Logistics Partners Operations, LP           8.75      2/15/2014            2,200
    2,000   Valero Logistics Operations, LP                    6.88      7/15/2012            2,017
    1,000   Valero Logistics Operations, LP                    6.05      3/15/2013            1,035
    4,845   Williams Partners, LP                              3.80      2/15/2015            5,161
                                                                                       ------------
                                                                                             82,084
                                                                                       ------------
            Total Energy                                                                    120,343
                                                                                       ------------
            FINANCIALS (14.9%)
            ------------------
            CONSUMER FINANCE (1.0%)
    2,000   American Express Credit Corp.                      5.88      5/02/2013            2,099
    5,000   American Honda Finance Corp. (b)                   0.90 (c) 11/07/2012            5,007
    1,000   American Honda Finance Corp. (b)                   6.70     10/01/2013            1,076
    5,000   American Honda Finance Corp. (b)                   3.50      3/16/2015            5,287
    5,000   Capital One Financial Corp.                        2.13      7/15/2014            5,035
    1,000   Ford Motor Credit Co., LLC                         7.50      8/01/2012            1,016
    5,000   Ford Motor Credit Co., LLC                         3.88      1/15/2015            5,185
                                                                                       ------------
                                                                                             24,705
                                                                                       ------------
            DIVERSIFIED BANKS (0.7%)
    7,000   First Union National Bank                          6.18      2/15/2036            7,853

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

PRINCIPAL
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE       MATURITY            (000)
---------------------------------------------------------------------------------------------------
$   4,000   HSBC USA, Inc.                                     2.38%     2/13/2015     $      4,047
    5,000   Wells Fargo & Co.                                  3.63      4/15/2015            5,344
                                                                                       ------------
                                                                                             17,244
                                                                                       ------------
            DIVERSIFIED CAPITAL MARKETS (0.1%)
    1,000   UBS AG                                             2.25      8/12/2013            1,006
                                                                                       ------------
            LIFE & HEALTH INSURANCE (2.4%)
    2,000   Jackson National Life Global Funding (b)           5.38      5/08/2013            2,082
    5,000   MetLife Global Funding I (b)                       2.88      9/17/2012            5,039
    1,000   MetLife Global Funding I (b)                       5.13      4/10/2013            1,041
    1,000   MetLife Global Funding I (b)                       5.13      6/10/2014            1,080
    3,000   MetLife Global Funding I (b)                       2.00      1/09/2015            3,051
    5,000   MetLife Global Funding I (b)                       3.65      6/14/2018            5,270
    5,000   MetLife Institutional Funding II (b)               1.63      4/02/2015            5,010
    5,000   New York Life Global Funding (b)                   1.85     12/13/2013            5,082
    5,000   New York Life Global Funding (b)                   1.30      1/12/2015            5,042
    5,000   New York Life Global Funding (b)                   3.00      5/04/2015            5,275
    3,000   Pricoa Global Funding I (b)                        5.45      6/11/2014            3,234
    2,000   Principal Life Income Funding Trust                5.30     12/14/2012            2,057
    5,000   Principal Life Income Funding Trust                5.55      4/27/2015            5,553
    5,000   Protective Life Corp.                              4.30      6/01/2013            5,121
    2,000   Prudential Financial, Inc.                         5.15      1/15/2013            2,061
    5,000   Prudential Financial, Inc. (b)                     3.00      9/30/2015            5,074
                                                                                       ------------
                                                                                             61,072
                                                                                       ------------
            MULTI-LINE INSURANCE (0.2%)
    2,000   Genworth Life Institutional Funding Trust (b)      5.88      5/03/2013            2,047
    2,000   Hartford Financial Services Group, Inc.            4.75      3/01/2014            2,078
      584   ZFS Finance USA Trust IV (b)                       5.88      5/09/2032              586
                                                                                       ------------
                                                                                              4,711
                                                                                       ------------
            MULTI-SECTOR HOLDINGS (0.3%)
    1,000   Leucadia National Corp.                            7.00      8/15/2013            1,050
    5,500   Leucadia National Corp.                            8.13      9/15/2015            6,153
                                                                                       ------------
                                                                                              7,203
                                                                                       ------------
            OTHER DIVERSIFIED FINANCIAL SERVICES (1.6%)
    5,000   Bank of America Corp.                              6.10      6/15/2017            5,346
    2,000   Citigroup, Inc.                                    5.30     10/17/2012            2,040
    3,000   Citigroup, Inc.                                    2.51 (c)  8/13/2013            3,017
    9,500   Farm Credit Bank of Texas, Series 1, 7.56%,
              perpetual                                        7.56     11/29/2049            9,362
    5,000   General Electric Capital Corp.                     1.88      9/16/2013            5,067
    3,000   General Electric Capital Corp.                     0.73 (c)  9/15/2014            2,967
    2,000   International Lease Finance Corp. (b)              6.50      9/01/2014            2,135
    5,000   JP Morgan Chase & Co.                              1.22 (c)  5/02/2014            5,009
    5,000   JP Morgan Chase & Co.                              3.40      6/24/2015            5,247
                                                                                       ------------
                                                                                             40,190
                                                                                       ------------
            PROPERTY & CASUALTY INSURANCE (0.2%)
    2,000   Allstate Life Global Funding Trust                 5.38      4/30/2013            2,095
    2,275   OneBeacon U.S. Holdings, Inc.                      5.88      5/15/2013            2,356
    1,500   RLI Corp.                                          5.95      1/15/2014            1,579
                                                                                       ------------
                                                                                              6,030
                                                                                       ------------
            REGIONAL BANKS (1.6%)
    2,000   BB&T Corp.                                         3.38      9/25/2013            2,071
    5,000   BB&T Corp.                                         1.17 (c)  4/28/2014            5,008
    2,000   BB&T Corp.                                         3.95      4/29/2016            2,179
    2,000   Chittenden Corp.                                   1.19 (c)  2/14/2017            1,968
    2,000   Cullen/Frost Bankers, Inc.                         1.03 (c)  2/15/2017            1,913
    5,000   First Niagara Financial Group, Inc.                6.75      3/19/2020            5,581
    1,000   First Tennessee Bank, N.A.                         4.63      5/15/2013            1,029
    5,000   Key Bank, N.A.                                     5.80      7/01/2014            5,427
    6,220   PNC Funding Corp.                                  5.63      2/01/2017            6,941

================================================================================

3  | USAA Short-Term Bond Fund

================================================================================

PRINCIPAL
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE       MATURITY            (000)
---------------------------------------------------------------------------------------------------
$   3,160   Regions Financial Corp.                            7.75%    11/10/2014     $      3,484
    2,000   Regions Financial Corp.                            5.75      6/15/2015            2,115
    3,400   Susquehanna Bancshares, Inc.                       2.37 (c)  5/01/2014            3,226
                                                                                       ------------
                                                                                             40,942
                                                                                       ------------
            REITs - DIVERSIFIED (0.4%)
    2,500   Liberty Property, LP                               6.38      8/15/2012            2,533
    3,000   Liberty Property, LP                               5.13      3/02/2015            3,213
    2,790   Washington REIT                                    5.25      1/15/2014            2,921
    2,030   Washington REIT                                    5.35      5/01/2015            2,202
                                                                                       ------------
                                                                                             10,869
                                                                                       ------------
            REITs - INDUSTRIAL (0.4%)
    2,000   AMB Property, LP                                   6.30      6/01/2013            2,086
    3,075   Prologis, LP                                       5.63     11/15/2015            3,364
    5,000   Prologis, LP                                       6.25      3/15/2017            5,673
                                                                                       ------------
                                                                                             11,123
                                                                                       ------------
            REITs - OFFICE (1.4%)
    2,000   BioMed Realty, LP                                  3.85      4/15/2016            2,077
    1,216   Boston Properties, LP                              6.25      1/15/2013            1,259
    9,000   Boston Properties, LP                              3.70     11/15/2018            9,379
    3,000   Duke Realty, LP                                    6.25      5/15/2013            3,138
    2,000   Duke Realty, LP                                    5.40      8/15/2014            2,135
    4,500   HRPT Properties Trust                              6.50      1/15/2013            4,526
    2,000   HRPT Properties Trust                              6.25      6/15/2017            2,141
    3,000   Mack-Cali Realty, LP                               5.13      1/15/2015            3,176
    2,000   Reckson Operating Partnership, LP                  5.88      8/15/2014            2,111
    5,055   Reckson Operating Partnership, LP                  6.00      3/31/2016            5,392
                                                                                       ------------
                                                                                             35,334
                                                                                       ------------
            REITs - RESIDENTIAL (1.5%)
   11,664   AvalonBay Communities, Inc.                        5.70      3/15/2017           13,494
    5,745   BRE Properties, Inc.                               5.50      3/15/2017            6,375
    5,000   Camden Property Trust                              5.88     11/30/2012            5,127
    2,000   ERP Operating, LP                                  5.50     10/01/2012            2,037
    2,780   ERP Operating, LP                                  5.38      8/01/2016            3,113
    3,000   UDR, Inc.                                          5.13      1/15/2014            3,153
    3,000   UDR, Inc.                                          5.25      1/15/2015            3,224
    2,000   UDR, Inc.                                          5.25      1/15/2016            2,172
                                                                                       ------------
                                                                                             38,695
                                                                                       ------------
            REITs - RETAIL (1.8%)
    2,000   Equity One, Inc.                                   6.25     12/15/2014            2,158
    3,082   Equity One, Inc.                                   5.38     10/15/2015            3,249
    2,000   Federal Realty Investment Trust                    6.00      7/15/2012            2,017
    1,765   Federal Realty Investment Trust                    5.95      8/15/2014            1,913
    1,000   Kimco Realty Corp.                                 6.00     11/30/2012            1,025
    4,000   Kimco Realty Corp.                                 5.58     11/23/2015            4,367
    2,749   National Retail Properties, Inc.                   6.15     12/15/2015            3,011
    2,000   Realty Income Corp.                                5.38      3/15/2013            2,046
    1,625   Regency Centers, LP                                4.95      4/15/2014            1,704
    6,055   Regency Centers, LP                                5.25      8/01/2015            6,535
    3,000   Simon Property Group, LP                           5.30      5/30/2013            3,129
    7,000   Simon Property Group, LP                           6.13      5/30/2018            8,276
    3,500   Weingarten Realty Investors                        5.26      5/15/2012            3,503
    3,500   Weingarten Realty Investors                        4.86      1/15/2014            3,618
                                                                                       ------------
                                                                                             46,551
                                                                                       ------------
            REITs - SPECIALIZED (1.1%)
    1,000   Health Care Property Investors, Inc.               5.63      2/28/2013            1,032
    5,000   Health Care Property Investors, Inc.               6.00      3/01/2015            5,431
    5,000   Health Care REIT, Inc.                             3.63      3/15/2016            5,116
    3,843   Healthcare Realty Trust                            6.50      1/17/2017            4,245
    4,128   Hospitality Properties Trust                       5.13      2/15/2015            4,310

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE       MATURITY            (000)
---------------------------------------------------------------------------------------------------
$   2,950   Nationwide Health Properties, Inc.                 6.90%    10/01/2037     $      3,391
    5,000   Ventas Realty, LP                                  3.13     11/30/2015            5,152
                                                                                       ------------
                                                                                             28,677
                                                                                       ------------
            SPECIALIZED FINANCE (0.2%)
    5,000   ERAC USA Finance Co. (b)                           2.75      3/15/2017            5,037
                                                                                       ------------
            Total Financials                                                                379,389
                                                                                       ------------

            GOVERNMENT (1.2%)
            -----------------
            U.S. GOVERNMENT (1.2%)(d)
   15,000   Citibank, N.A.                                     1.75     12/28/2012           15,151
   10,000   GMAC, LLC (INS)                                    2.20     12/19/2012           10,131
    5,000   U.S. Central Federal Credit Union                  1.90     10/19/2012            5,039
                                                                                       ------------
                                                                                             30,321
                                                                                       ------------
            Total Government                                                                 30,321
                                                                                       ------------

            HEALTH CARE (0.5%)
            ------------------
            HEALTH CARE FACILITIES (0.1%)
    1,000   Community Health Systems, Inc.                     8.88      7/15/2015            1,034
    3,000   HCA, Inc. (a)                                      2.49     11/18/2013            2,995
                                                                                       ------------
                                                                                              4,029
                                                                                       ------------
            HEALTH CARE SERVICES (0.2%)
    5,000   Aristotle Holding, Inc. (b)                        2.65      2/15/2017            5,096
                                                                                       ------------
            LIFE SCIENCES TOOLS & SERVICES (0.1%)
    2,000   Agilent Technologies, Inc.                         4.45      9/14/2012            2,027
                                                                                       ------------
            PHARMACEUTICALS (0.1%)
    2,000   Abbott Laboratories                                5.15     11/30/2012            2,054
                                                                                       ------------
            Total Health Care                                                                13,206
                                                                                       ------------

            INDUSTRIALS (1.6%)
            ------------------
            AEROSPACE & DEFENSE (0.1%)
    1,237   L-3 Communications Corp.                           6.38     10/15/2015            1,270
      988   TransDigm, Inc. (a)                                4.00      2/14/2017              989
                                                                                       ------------
                                                                                              2,259
                                                                                       ------------
            AIR FREIGHT & LOGISTICS (0.3%)
    2,000   FedEx Corp.                                        7.38      1/15/2014            2,213
    3,000   FedEx Corp. (b)                                    2.63      1/15/2018            3,006
    2,000   United Parcel Service                              3.88      4/01/2014            2,125
                                                                                       ------------
                                                                                              7,344
                                                                                       ------------
            AIRLINES (0.1%)
    2,505   United Air Lines, Inc.                             9.75      1/15/2017            2,883
                                                                                       ------------
            COMMERCIAL PRINTING (0.1%)
    3,000   R.R. Donnelley & Sons Co.                          4.95      4/01/2014            3,090
                                                                                       ------------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.8%)
    1,000   Caterpillar Financial Services Corp.               4.85     12/07/2012            1,026
    3,250   Caterpillar Financial Services Corp.               4.90      8/15/2013            3,425
    3,000   John Deere Capital Corp.                           5.25     10/01/2012            3,059
    3,000   John Deere Capital Corp.                           1.88      6/17/2013            3,046
    5,000   John Deere Capital Corp.                           0.88      4/17/2015            5,012
    3,000   Paccar, Inc.                                       6.88      2/15/2014            3,327
                                                                                       ------------
                                                                                             18,895
                                                                                       ------------
            ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
    2,000   Casella Waste Systems, Inc.                       11.00      7/15/2014            2,160
                                                                                       ------------

================================================================================

5  | USAA Short-Term Bond Fund

================================================================================

PRINCIPAL
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE       MATURITY            (000)
---------------------------------------------------------------------------------------------------
            OFFICE SERVICES & SUPPLIES (0.0%)
$     750   ACCO Brands Corp. (a),(e)                          4.42%     3/08/2019     $        755
                                                                                       ------------
            RAILROADS (0.1%)
    1,000   Railamerica, Inc. (a)                              4.00      3/01/2019            1,003
    2,000   Union Pacific Corp.                                5.13      2/15/2014            2,148
                                                                                       ------------
                                                                                              3,151
                                                                                       ------------
            Total Industrials                                                                40,537
                                                                                       ------------

            INFORMATION TECHNOLOGY (0.7%)
            -----------------------------
            DATA PROCESSING & OUTSOURCED SERVICES (0.3%)
    1,000   Computer Sciences Corp.                            5.50      3/15/2013            1,032
    5,000   Fiserv, Inc. (f)                                   3.13      6/15/2016            5,178
                                                                                       ------------
                                                                                              6,210
                                                                                       ------------
            ELECTRONIC COMPONENTS (0.1%)
    2,000   Amphenol Corp.                                     4.75     11/15/2014            2,170
                                                                                       ------------
            ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
    3,000   FLIR Systems, Inc.                                 3.75      9/01/2016            3,080
                                                                                       ------------
            OFFICE ELECTRONICS (0.2%)
    2,996   Xerox Corp.                                        5.50      5/15/2012            3,001
    3,000   Xerox Corp.                                        2.95      3/15/2017            3,066
                                                                                       ------------
                                                                                              6,067
                                                                                       ------------
            Total Information Technology                                                     17,527
                                                                                       ------------

            MATERIALS (0.9%)
            ----------------
            CONSTRUCTION MATERIALS (0.1%)
    3,550   Lafarge North America, Inc.                        6.88      7/15/2013            3,667
                                                                                       ------------
            DIVERSIFIED CHEMICALS (0.2%)
    3,000   Dow Chemical Co.                                   5.90      2/15/2015            3,374
      333   E. I. du Pont de Nemours and Co.                   5.00      1/15/2013              343
    1,000   E. I. du Pont de Nemours and Co.                   5.00      7/15/2013            1,053
                                                                                       ------------
                                                                                              4,770
                                                                                       ------------
            INDUSTRIAL GASES (0.2%)
    6,000   Praxair, Inc.                                      2.13      6/14/2013            6,094
                                                                                       ------------
            PAPER PACKAGING (0.2%)
    4,730   Sealed Air Corp. (a)                               2.75     10/03/2016            4,739
                                                                                       ------------
            SPECIALTY CHEMICALS (0.2%)
    4,500   RPM International, Inc.                            6.25     12/15/2013            4,800
                                                                                       ------------
            Total Materials                                                                  24,070
                                                                                       ------------

            TELECOMMUNICATION SERVICES (1.3%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (1.0%)
    2,000   AT&T, Inc.                                         4.85      2/15/2014            2,146
    4,400   Frontier Communications Corp.                      6.63      3/15/2015            4,642
    6,000   Qwest Communications International, Inc.           7.50      2/15/2014            6,030
    5,000   Qwest Communications International, Inc.           8.00     10/01/2015            5,350
    1,000   Verizon Communications, Inc.                       5.25      4/15/2013            1,045
    6,000   Windstream Corp.                                   8.13      8/01/2013            6,405
                                                                                       ------------
                                                                                             25,618
                                                                                       ------------
            WIRELESS TELECOMMUNICATION SERVICES (0.3%)
    2,000   ALLTEL Corp.                                       7.00      7/01/2012            2,021
    3,000   Nextel Communications, Inc.                        6.88     10/31/2013            3,015

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE       MATURITY            (000)
---------------------------------------------------------------------------------------------------
$   1,000   Verizon Wireless Capital                           7.38%    11/15/2013     $      1,097
                                                                                       ------------
                                                                                              6,133
                                                                                       ------------
            Total Telecommunication Services                                                 31,751
                                                                                       ------------

            UTILITIES (3.6%)
            ----------------
            ELECTRIC UTILITIES (1.9%)
    3,000   Appalachian Power Co.                              3.40      5/24/2015            3,156
      377   Cedar Brakes II, LLC (b)                           9.88      9/01/2013              391
    2,000   Cincinnati Gas & Electric Co.                      5.70      9/15/2012            2,038
    2,000   Duke Energy Ohio, Inc.                             2.10      6/15/2013            2,033
   10,000   Entergy Texas, Inc.                                3.60      6/01/2015           10,444
    3,000   FPL Group Capital, Inc.                            0.92 (c) 11/09/2012            2,996
    2,000   FPL Group Capital, Inc.                            2.55     11/15/2013            2,037
    5,000   Georgia Power Co.                                  0.79 (c)  3/15/2013            5,004
    2,000   Great Plains Energy, Inc.                          2.75      8/15/2013            2,033
    5,000   ITC Holdings Corp. (b)                             5.25      7/15/2013            5,183
    1,000   Northeast Utilities                                5.65      6/01/2013            1,050
    2,000   Northern States Power Co.                          8.00      8/28/2012            2,048
    3,000   PNM Resources, Inc.                                9.25      5/15/2015            3,476
    4,000   PPL Energy Supply, LLC                             6.20      5/15/2016            4,558
    1,725   Tristate General & Transport Association (b)       6.04      1/31/2018            1,886
                                                                                       ------------
                                                                                             48,333
                                                                                       ------------
            GAS UTILITIES (0.4%)
    5,000   Florida Gas Transmission (b)                       4.00      7/15/2015            5,284
    5,000   Gulfstream Natural Gas System, LLC (b)             5.56     11/01/2015            5,535
                                                                                       ------------
                                                                                             10,819
                                                                                       ------------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.4%)
    1,955   AES Corp.                                          7.75      3/01/2014            2,131
    2,000   AES Corp.                                          7.75     10/15/2015            2,260
    3,960   Calpine Corp. (a)                                  4.50      4/02/2018            3,970
    1,995   NRG Energy, Inc. (a)                               4.00      7/02/2018            2,002
                                                                                       ------------
                                                                                             10,363
                                                                                       ------------
            MULTI-UTILITIES (0.9%)
    4,455   Black Hills Corp.                                  6.50      5/15/2013            4,664
    2,000   CenterPoint Energy Houston Electric, LLC           5.70      3/15/2013            2,088
    2,000   CenterPoint Energy Houston Electric, LLC           7.00      3/01/2014            2,213
    3,150   CMS Energy Corp.                                   1.42 (c)  1/15/2013            3,142
    3,000   CMS Energy Corp.                                   2.75      5/15/2014            3,029
    1,000   Consolidated Natural Gas Co.                       5.00      3/01/2014            1,072
    1,000   Dominion Resources, Inc.                           8.88      1/15/2019            1,366
    1,000   Energy East Corp.                                  6.75      6/15/2012            1,005
    2,000   PSEG Power, LLC                                    2.50      4/15/2013            2,034
    1,000   Puget Sound Energy, Inc.                           6.75      1/15/2016            1,183
                                                                                       ------------
                                                                                             21,796
                                                                                       ------------
            Total Utilities                                                                  91,311
                                                                                       ------------
            Total Corporate Obligations (cost: $795,177)                                    814,057
                                                                                       ------------

            EURODOLLAR AND YANKEE OBLIGATIONS (12.4%)

            CONSUMER DISCRETIONARY (0.2%)
            -----------------------------
            HOTELS, RESORTS & CRUISE LINES (0.2%)
    5,328   Royal Caribbean Cruises Ltd.                       6.88     12/01/2013            5,661
                                                                                       ------------

            CONSUMER STAPLES (0.9%)
            -----------------------
            BREWERS (0.7%)
    2,000   Anheuser-Busch Companies, Inc.                     3.00     10/15/2012            2,023
   10,000   Miller Brewing Co. (b),(f)                         5.50      8/15/2013           10,541

================================================================================

7  | USAA Short-Term Bond Fund

================================================================================

PRINCIPAL
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE       MATURITY            (000)
---------------------------------------------------------------------------------------------------
$   5,000   SABMiller plc (b)                                  2.45%     1/15/2017     $      5,126
                                                                                       ------------
                                                                                             17,690
                                                                                       ------------
            DISTILLERS & VINTNERS (0.2%)
    5,000   Pernod Ricard S.A. (b)                             2.95      1/15/2017            5,093
                                                                                       ------------
            Total Consumer Staples                                                           22,783
                                                                                       ------------

            ENERGY (1.3%)
            -------------
            INTEGRATED OIL & GAS (0.5%)
    2,000   Husky Energy, Inc.                                 5.90      6/15/2014            2,197
    5,000   Shell International Finance                        1.88      3/25/2013            5,070
    5,000   Shell International Finance                        4.00      3/21/2014            5,321
                                                                                       ------------
                                                                                             12,588
                                                                                       ------------
            OIL & GAS DRILLING (0.2%)
    5,000   Transocean, Inc.                                   5.05     12/15/2016            5,435
                                                                                       ------------
            OIL & GAS EXPLORATION & PRODUCTION (0.3%)
    2,000   Woodside Finance Ltd. (b)                          8.13      3/01/2014            2,219
    4,000   Woodside Finance Ltd. (b)                          4.50     11/10/2014            4,265
                                                                                       ------------
                                                                                              6,484
                                                                                       ------------
            OIL & GAS STORAGE & TRANSPORTATION (0.3%)
    8,000   TransCanada Pipelines Ltd.                         0.88      3/02/2015            8,023
                                                                                       ------------
            Total Energy                                                                     32,530
                                                                                       ------------

            FINANCIALS (6.6%)
            -----------------
            CONSUMER FINANCE (0.5%)
   10,000   Daimler Finance N.A., LLC (b),(f)                  1.65      4/10/2015           10,036
    2,000   HSBC Finance Corp.                                 0.72 (c)  1/15/2014            1,951
                                                                                       ------------
                                                                                             11,987
                                                                                       ------------
            DIVERSIFIED BANKS (4.5%)
    5,000   ANZ National International                         6.20      7/19/2013            5,282
   10,000   Banco Santander Chile (b)                          2.51 (c)  2/14/2014            9,995
    5,000   Bank of Montreal                                   2.13      6/28/2013            5,081
    5,000   Bank of Montreal (b)                               1.30     10/31/2014            5,069
    5,000   Bank of Montreal (b)                               2.85      6/09/2015            5,293
    5,000   Bank of Montreal (b)                               2.63      1/25/2016            5,276
   10,000   Bank of Nova Scotia                                0.92 (c)  2/27/2014           10,006
    5,000   Canadian Imperial Bank (b)                         2.00      2/04/2013            5,063
    5,000   Canadian Imperial Bank                             1.45      9/13/2013            5,062
    4,000   Canadian Imperial Bank (b)                         2.60      7/02/2015            4,208
    2,000   Canadian Imperial Bank                             2.35     12/11/2015            2,077
    5,000   Commonwealth Bank of Australia                     1.72 (c)  1/17/2014            5,080
    2,000   Commonwealth Bank of Australia                     2.25      3/16/2017            2,025
    5,000   DNB Bank ASA (b)                                   3.20      4/03/2017            5,058
    5,000   Lloyds TSB Bank plc                                4.20      3/28/2017            5,078
    7,000   National Australia Bank of New York                2.75      3/09/2017            7,016
    5,000   Rabobank Group                                     3.38      1/19/2017            5,165
    2,000   Royal Bank of Canada                               2.63     12/15/2015            2,100
    5,000   Stadshypotek AB (b)                                1.02 (c)  9/30/2013            4,997
    3,000   Standard Chartered Bank (b)                        6.40      9/26/2017            3,330
    2,000   Standard Chartered plc (b)                         3.85      4/27/2015            2,098
    5,000   Svenska Handelsbanken AB                           2.88      4/04/2017            5,089
    3,000   Westpac Banking Corp.                              2.10      8/02/2013            3,047
    2,000   Westpac Banking Corp. (b)                          1.72 (c)  1/30/2014            2,018
                                                                                       ------------
                                                                                            114,513
                                                                                       ------------
            DIVERSIFIED CAPITAL MARKETS (0.7%)
    2,000   Credit Suisse Group, AG                            5.50      5/01/2014            2,150
    5,000   Deutsche Bank AG London                            3.25      1/11/2016            5,146

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE       MATURITY            (000)
---------------------------------------------------------------------------------------------------
$  10,000   UBS AG London (b),(f)                              1.88%     1/23/2015     $     10,093
                                                                                       ------------
                                                                                             17,389
                                                                                       ------------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
    7,000   ING Bank N.V. (b)                                  3.75      3/07/2017            6,922
    2,000   ING Capital Funding Trust III                      4.07 (c)          -(g)         1,649
                                                                                       ------------
                                                                                              8,571
                                                                                       ------------
            REGIONAL BANKS (0.2%)
    5,000   Vestjysk Bank A/S (NBGA)(b)                        1.02 (c)  6/17/2013            5,020
                                                                                       ------------
            REITs - RETAIL (0.4%)
    4,245   WEA Finance (b)                                    5.40     10/01/2012            4,320
    5,000   WEA Finance (b)                                    7.50      6/02/2014            5,516
                                                                                       ------------
                                                                                              9,836
                                                                                       ------------
            Total Financials                                                                167,316
                                                                                       ------------

            HEALTH CARE (0.4%)
            ------------------
            HEALTH CARE EQUIPMENT (0.2%)
    2,000   Covidien International Finance S.A.                5.45     10/15/2012            2,043
    3,000   Covidien International Finance S.A.                1.88      6/15/2013            3,034
                                                                                       ------------
                                                                                              5,077
                                                                                       ------------
            PHARMACEUTICALS (0.2%)
    5,000   Novartis Capital Corp.                             2.90      4/24/2015            5,328
                                                                                       ------------
            Total Health Care                                                                10,405
                                                                                       ------------

            INDUSTRIALS (0.7%)
            ------------------
            DIVERSIFIED SUPPORT SERVICES (0.2%)
    4,300   Brambles USA, Inc. (b)                             3.95      4/01/2015            4,504
                                                                                       ------------
            INDUSTRIAL CONGLOMERATES (0.5%)
    5,000   Hutchison Whampoa Ltd. (b)                         6.00              -(g)         5,100
    5,000   Hutchison Whampoa Ltd. (b)                         3.50      1/13/2017            5,176
    1,000   Tyco International Finance S.A.                    8.50      1/15/2019            1,312
                                                                                       ------------
                                                                                             11,588
                                                                                       ------------
            Total Industrials                                                                16,092
                                                                                       ------------

            MATERIALS (2.1%)
            ----------------
            CONSTRUCTION MATERIALS (0.2%)
    3,597   CRH America, Inc.                                  4.13      1/15/2016            3,669
    2,000   Lafarge S.A. (b)                                   6.20      7/09/2015            2,121
                                                                                       ------------
                                                                                              5,790
                                                                                       ------------
            DIVERSIFIED CHEMICALS (0.1%)
    3,305   Engelhard Corp.                                    4.25      5/15/2013            3,373
                                                                                       ------------
            DIVERSIFIED METALS & MINING (0.7%)
    5,000   Anglo American Capital (b),(f)                     2.15      9/27/2013            5,042
    5,000   Glencore Funding, LLC (b)                          6.00      4/15/2014            5,295
    1,746   Teck Resources Ltd.                                3.15      1/15/2017            1,815
    3,000   Xstrata Canada Corp.                               5.38      6/01/2015            3,272
    2,000   Xstrata plc (b)                                    2.85     11/10/2014            2,049
                                                                                       ------------
                                                                                             17,473
                                                                                       ------------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.4%)
    6,000   Incitec Pivot Finance Ltd. (b)                     4.00     12/07/2015            6,122
    5,130   Yara International ASA (b)                         5.25     12/15/2014            5,548
                                                                                       ------------
                                                                                             11,670
                                                                                       ------------
            GOLD (0.1%)
    2,000   Barrick Gold Finance Co., LLC                      6.13      9/15/2013            2,141
                                                                                       ------------

================================================================================

9  | USAA Short-Term Bond Fund

================================================================================

PRINCIPAL
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE       MATURITY            (000)
---------------------------------------------------------------------------------------------------
            METAL & GLASS CONTAINERS (0.2%)
$   4,280   Rexam plc (b)                                      6.75%     6/01/2013     $      4,458
                                                                                       ------------
            STEEL (0.4%)
    2,000   ArcelorMittal                                      5.38      6/01/2013            2,075
    4,000   ArcelorMittal                                      4.50      2/25/2017            4,031
    3,000   ArcelorMittal USA, Inc.                            6.50      4/15/2014            3,213
                                                                                       ------------
                                                                                              9,319
                                                                                       ------------
            Total Materials                                                                  54,224
                                                                                       ------------
            TELECOMMUNICATION SERVICES (0.2%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
    5,000   Telecom Italia Capital                             5.25     11/15/2013            5,100
                                                                                       ------------
            Total Eurodollar and Yankee Obligations (cost: $308,235)                        314,111
                                                                                       ------------
            ASSET-BACKED SECURITIES (16.8%)

            FINANCIALS (16.8%)
            ------------------
            ASSET-BACKED FINANCING (16.8%)
    7,936   Access Group, Inc.                                 0.73 (c)  4/25/2029            7,496
    2,000   AESOP Funding II, LLC (b)                          9.31     10/20/2013            2,038
    4,000   AESOP Funding II, LLC                              5.68      2/20/2014            4,109
    5,000   AESOP Funding II, LLC                              4.64      5/20/2016            5,391
    3,250   AESOP Funding ll, LLC (b)                          2.98      9/20/2013            3,274
    1,521   American Credit Acceptance                         1.96      1/15/2014            1,521
      109   AmeriCredit Automobile Receivables Trust           2.21      1/15/2014              109
    5,671   AmeriCredit Automobile Receivables Trust           6.96     10/14/2014            5,795
    2,000   AmeriCredit Automobile Receivables Trust           3.72     11/17/2014            2,033
    1,726   AmeriCredit Automobile Receivables Trust           2.90     12/15/2014            1,750
    3,500   AmeriCredit Automobile Receivables Trust           2.19      2/08/2016            3,543
    6,000   AmeriCredit Automobile Receivables Trust           3.34      4/08/2016            6,239
    5,725   AmeriCredit Automobile Receivables Trust           6.24      6/08/2016            6,265
   10,000   Arkle Master Issuer plc (b),(f)                    1.90 (c)  5/17/2060           10,042
    1,830   Aviation Capital Group Trust (INS)(b)              0.94 (c)  9/20/2033            1,410
    4,161   Bank of America Auto Trust (b)                     3.52      6/15/2016            4,210
    2,500   Bank of America Auto Trust (b)                     3.03     10/15/2016            2,528
       32   Bank of America Securities Auto Trust (b)          2.13      9/15/2013               32
    5,000   Bank One Issuance Trust                            4.77      2/16/2016            5,195
    5,000   Bank One Issuance Trust                            1.04 (c)  2/15/2017            4,976
    5,000   Capital One Multi-Asset Execution Trust            2.49 (c)  7/15/2016            5,054
    2,063   Carmax Auto Owner Trust                            1.74      4/15/2014            2,072
    1,844   CenterPoint Energy Transition Bond Co. III, LLC    4.19      2/01/2020            1,995
    3,088   Centre Point Funding, LLC (b)                      5.43      7/20/2015            3,243
      636   Chase Funding Mortgage Loan                        4.11      8/25/2030              634
    1,411   CIT Equipment Collateral (b)                       2.41      5/15/2013            1,415
    5,500   CIT Equipment Collateral (b)                       3.88      9/16/2013            5,577
    4,000   CIT Equipment Collateral (b)                       4.86      3/17/2014            4,129
    9,000   CIT Equipment Collateral (b)                       1.43      8/22/2016            8,999
    2,000   CIT Equipment Collateral (b)                       2.29      8/22/2016            2,000
    2,005   Citi Financial Auto Issuance Trust (b)             2.59     10/15/2013            2,014
    5,000   Citi Financial Auto Issuance Trust (b)             3.15      8/15/2016            5,082
    4,000   Citibank Credit Card Issuance Trust                4.40      6/20/2014            4,026
   11,000   Citibank Credit Card Issuance Trust                6.30      6/20/2014           11,083
    3,818   College Loan Corp. Trust                           0.96 (c)  1/15/2037            2,969
    8,242   Collegiate Funding Services Education Loan Trust   0.79 (c)  3/28/2035            6,672
    1,867   CPS Auto Receivables Trust (INS)                   6.48      7/15/2013            1,884
    2,000   Credit Acceptance Auto Loan Trust (b)              3.63     10/15/2018            2,005
    5,000   Credit Acceptance Auto Loan Trust (b)              2.61      3/15/2019            5,064
    5,000   Credit Acceptance Auto Loan Trust (b)              3.96      9/15/2019            5,004
    3,000   Credit Acceptance Auto Loan Trust (b)              3.12      3/16/2020            3,012

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE       MATURITY            (000)
---------------------------------------------------------------------------------------------------
$  10,000   Enterprise Fleet Financing, LLC (b)                2.10%     5/22/2017     $     10,195
   21,000   Enterprise Fleet Financing, LLC (e)                1.41     11/20/2017           20,994
      350   Ford Credit Auto Owner Trust                       1.99 (c)  4/15/2013              351
    3,000   Ford Credit Auto Owner Trust                       2.98      8/15/2014            3,053
    4,000   Ford Credit Auto Owner Trust                       1.00     11/15/2014            4,070
    3,000   Ford Credit Auto Owner Trust                       2.38      7/15/2016            3,081
    5,000   GE Capital Credit Card Master Note Trust           2.21      6/15/2016            5,092
    5,000   GE Capital Credit Card Master Note Trust (b)       5.39     11/15/2017            5,448
    6,828   GE Equipment Midticket, LLC (b)                    0.94      7/14/2014            6,833
    2,000   GE Equipment Midticket, LLC                        1.47      7/14/2015            2,017
    3,690   GE Equipment Midticket, LLC                        3.13     11/16/2020            3,721
    5,000   GE Equipment Small Ticket, LLC (b)                 1.60      1/21/2018            5,025
   10,000   Gracechurch Mortgage Financing plc (b)             2.04 (c) 11/20/2056           10,082
    5,000   Hertz Vehicle Financing, LLC (b)                   4.26      3/25/2014            5,111
    5,000   Hertz Vehicle Financing, LLC (b)                   4.94      3/25/2016            5,080
   10,000   Holmes Master Issuer plc (b)                       1.87 (c) 10/15/2054           10,058
    5,000   Holmes Master Issuer plc (b)                       2.02 (c) 10/21/2054            5,037
    1,792   Home Equity Asset Trust                            0.65 (c) 11/25/2035            1,757
    5,308   Honda Auto Receivables Owner Trust                 1.34      3/18/2014            5,330
    2,405   Honda Auto Receivables Owner Trust                 4.43      7/15/2015            2,432
    1,674   Huntington Auto Trust (b)                          5.73      1/15/2014            1,689
      670   Hyundai Auto Receivables Trust                     2.03      8/15/2013              672
    1,441   Hyundai Auto Receivables Trust                     5.48     11/17/2014            1,455
    5,000   Iowa Student Loan Liquidity Corp.                  0.92 (c)  9/25/2037            3,736
      271   John Deere Owner Trust                             1.57     10/15/2013              271
    3,198   John Deere Owner Trust                             3.96      5/16/2016            3,210
    2,521   MMAF Equipment Finance, LLC (b)                    2.37     11/15/2013            2,529
    3,000   MMAF Equipment Finance, LLC (b)                    3.51      1/15/2030            3,098
    1,805   Nissan Auto Receivables Owner Trust                5.05     11/17/2014            1,825
    5,000   Permanent Master Issuer plc (b)                    2.02 (c)  7/15/2042            5,034
    2,239   Prestige Auto Receivables Trust "A" (b)            5.67      4/15/2017            2,314
    5,000   Prestige Auto Receivables Trust "B"                2.87      7/16/2018            5,054
    7,250   Rental Car Finance Corp. (b)                       0.38 (c)  7/25/2013            7,220
    8,350   Rental Car Finance Corp. (b)                       4.38      2/25/2016            8,708
    4,864   Santander Drive Auto Receivable Trust              1.84     11/17/2014            4,902
    8,773   Santander Drive Auto Receivable Trust (b)          3.19     10/15/2015            8,772
   12,500   Santander Drive Auto Receivable Trust              2.43      5/15/2017           12,773
    2,000   Santander Drive Auto Receivable Trust              3.09      5/15/2017            2,037
    5,000   Santander Drive Auto Receivable Trust              3.89      7/17/2017            5,107
    2,316   Santander Drive Auto Receivables Trust (b)         1.48      5/15/2017            2,311
    6,519   SLC Student Loan Trust                             0.59 (c)  1/15/2019            6,495
    5,577   SLC Student Loan Trust                             0.77 (c)  7/15/2036            4,697
    2,500   SLM Student Loan Trust                             0.83 (c) 12/15/2023            2,272
    6,278   SLM Student Loan Trust                             0.85 (c)  1/27/2025            5,424
    1,250   SLM Student Loan Trust                             0.67 (c) 10/27/2025            1,059
    8,000   SLM Student Loan Trust                             0.92 (c)  7/15/2036            5,757
    1,561   SLM Student Loan Trust                             1.02 (c) 10/25/2038            1,246
   14,000   Toyota Auto Receivables Owner Trust                1.86      5/16/2016           14,173
    1,945   Volkswagen Auto Loan Enhanced Trust                6.24      7/20/2015            1,983
    1,107   Volvo Financial Equipment, LLC (b)                 1.56      6/17/2013            1,108
    5,135   Volvo Financial Equipment, LLC (b)                 2.99      5/15/2017            5,158
    1,963   Wachovia Auto Owner Trust                          5.35      3/20/2014            1,975
      524   Washington Mutual Asset-Backed Certificates        0.33 (c)  5/25/2047              521
    1,150   Westlake Automobile Receivables Trust (b)          1.08      7/15/2013            1,150
    5,500   Wheels SPV, LLC                                    1.81      3/20/2021            5,500
   10,000   World Omni Auto Receivables Trust                  1.91      4/15/2016           10,246
                                                                                       ------------
                                                                                            428,137
                                                                                       ------------
            Total Financials                                                                428,137
                                                                                       ------------
            Total Asset-Backed Securities (cost: $422,480)                                  428,137
                                                                                       ------------

================================================================================

11  | USAA Short-Term Bond Fund

================================================================================

PRINCIPAL
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE       MATURITY            (000)
---------------------------------------------------------------------------------------------------
            COMMERCIAL MORTGAGE SECURITIES (22.9%)

            FINANCIALS (22.9%)
            ------------------
            COMMERCIAL MORTGAGE-BACKED SECURITIES (22.9%)
$   3,422   Banc of America Commercial Mortgage, Inc.          4.65%     9/11/2036     $      3,482
      630   Banc of America Commercial Mortgage, Inc.          4.05     11/10/2038              631
    2,104   Banc of America Commercial Mortgage, Inc.          5.41      6/10/2039            2,243
    1,000   Banc of America Commercial Mortgage, Inc.          4.94     11/10/2041            1,050
    5,100   Banc of America Commercial Mortgage, Inc.          4.99     11/10/2042            5,289
    1,209   Banc of America Commercial Mortgage, Inc.          4.51     12/10/2042            1,227
    1,629   Banc of America Commercial Mortgage, Inc.          4.50      7/10/2043            1,648
    1,000   Banc of America Commercial Mortgage, Inc.          4.62      7/10/2043            1,008
      184   Banc of America Commercial Mortgage, Inc.          4.78      7/10/2043              185
    2,225   Banc of America Commercial Mortgage, Inc.          5.09      7/10/2043            2,336
    3,300   Banc of America Commercial Mortgage, Inc.          4.93      7/10/2045            3,692
    3,000   Banc of America Commercial Mortgage, Inc.          5.33      7/10/2045            3,181
    5,000   Banc of America Commercial Mortgage, Inc.          5.12     10/10/2045            5,620
    5,000   Banc of America Commercial Mortgage, Inc.          5.36     10/10/2045            5,596
      554   Banc of America Commercial Mortgage, Inc.          5.52      7/10/2046              553
    4,935   Banc of America Commercial Mortgage, Inc.          5.18      9/10/2047            5,574
    5,347   Banc of America Commercial Mortgage, Inc.          5.32      9/10/2047            5,367
    4,315   Banc of America Commercial Mortgage, Inc. (b)      5.46      9/10/2047            4,333
    5,000   Banc of America Commercial Mortgage, Inc.          5.45      1/15/2049            5,386
    2,920   Banc of America Commercial Mortgage, Inc.          5.79      2/10/2051            3,091
    9,000   Banc of America Commercial Mortgage, Inc.          6.02      2/10/2051            9,170
    1,349   Bear Stearns Commercial Mortgage Securities,
              Inc.                                             5.17     12/11/2038            1,396
    1,214   Bear Stearns Commercial Mortgage Securities,
              Inc.                                             4.24      8/13/2039            1,221
    2,800   Bear Stearns Commercial Mortgage Securities,
              Inc.                                             5.40     12/11/2040            2,829
    1,625   Bear Stearns Commercial Mortgage Securities,
              Inc.                                             4.95      2/11/2041            1,627
    3,811   Bear Stearns Commercial Mortgage Securities,
              Inc.                                             5.53      9/11/2041            4,040
    1,634   Bear Stearns Commercial Mortgage Securities,
              Inc.                                             5.53     10/12/2041            1,682
    2,523   Citigroup Commercial Mortgage Trust                5.25      4/15/2040            2,578
      199   Citigroup Commercial Mortgage Trust                4.38     10/15/2041              199
    3,550   Citigroup Commercial Mortgage Trust                5.73      3/15/2049            4,060
    1,836   Citigroup Commercial Mortgage Trust                6.07     12/10/2049            1,894
    2,500   Citigroup Commercial Mortgage Trust                6.07     12/10/2049            2,664
    5,775   Citigroup Commercial Mortgage Trust (b)            4.52      9/20/2051            5,841
    2,413   Citigroup Deutsche Bank Commercial Mortgage
              Trust                                            5.27      7/15/2044            2,427
    3,280   Citigroup Deutsche Bank Commerical Mortgage
              Trust                                            5.22      7/15/2044            3,426
    4,646   Commercial Mortgage Asset Trust                    6.98      1/17/2032            4,782
    1,000   Commercial Mortgage Asset Trust                    7.64     11/17/2032            1,058
    5,000   Commercial Mortgage Asset Trust                    4.98      5/10/2043            5,496
      866   Commercial Mortgage Trust                          4.58     10/15/2037              869
    3,000   Commercial Mortgage Trust                          5.12      6/10/2044            3,360
    3,000   Credit Suisse Commercial Mortgage Trust            6.02      6/15/2038            3,399
    5,422   Credit Suisse First Boston Mortgage Securities
              Corp.                                            5.42      5/15/2036            5,707
    4,725   Credit Suisse First Boston Mortgage Securities
              Corp.                                            5.11      7/15/2036            5,043
    8,912   Credit Suisse First Boston Mortgage Securities
              Corp.                                            4.69      4/15/2037            9,331
     327    Credit Suisse First Boston Mortgage Securities
              Corp.                                            4.51      7/15/2037              329

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE       MATURITY            (000)
---------------------------------------------------------------------------------------------------
$   8,320   Credit Suisse First Boston Mortgage Securities
              Corp.                                            5.10%     8/15/2038     $      9,291
    7,000   Credit Suisse First Boston Mortgage Securities
              Corp.                                            5.10      8/15/2038            7,514
      666   Credit Suisse First Boston Mortgage Securities
              Corp.                                            5.12      8/15/2038              667
    1,127   Credit Suisse First Boston Mortgage Securities
              Corp.                                            5.85      3/15/2039            1,177
    3,074   Credit Suisse Mortgage Capitalcsmc 2010 Rr6 A
              144a                                             5.78      4/12/2049            3,154
   10,000   DB-UBS Mortgage Trust                              3.64      8/10/2044           10,807
    7,320   DB-UBS Mortgage Trust (b)                          3.74     11/10/2046            7,864
       77   GE Capital Commercial Mortgage Corp.               4.87      7/10/2039               77
    6,585   GE Capital Commercial Mortgage Corp.               5.33     11/10/2045            6,679
      891   GE Commercial Mortgage Corp.                       5.31     11/10/2045              892
       10   GMAC Commercial Mortgage Securities, Inc.          7.28      9/15/2033               10
    1,766   GMAC Commercial Mortgage Securities, Inc.          6.50      5/15/2035            1,807
      126   GMAC Commercial Mortgage Securities, Inc.          4.65      4/10/2040              127
    8,875   GMAC Commercial Mortgage Securities, Inc.          5.02      4/10/2040            9,236
      826   GMAC Commercial Mortgage Securities, Inc.          4.55     12/10/2041              869
    5,750   GMAC Commercial Mortgage Securities, Inc.          4.75      5/10/2043            6,100
    3,000   Greenwich Capital Commercial Funding Corp.         5.03      1/05/2036            3,120
    6,650   Greenwich Capital Commercial Funding Corp.         5.32      6/10/2036            7,063
    2,725   Greenwich Capital Commercial Funding Corp.         5.12      4/10/2037            2,733
    4,200   Greenwich Capital Commercial Funding Corp.         5.22      4/10/2037            4,593
    1,058   Greenwich Capital Commercial Funding Corp.         4.31      8/10/2042            1,059
    2,160   Greenwich Capital Commercial Funding Corp.         4.80      8/10/2042            2,355
    7,570   GS Mortgage Securities Corp. II                    5.55      4/10/2038            8,455
    5,618   GS Mortgage Securities Corp. II                    4.96      8/10/2038            5,736
    2,119   GS Mortgage Securities Corp. II                    4.61      7/10/2039            2,122
    4,500   GS Mortgage Securities Corp. II                    4.78      7/10/2039            4,207
       32   GS Mortgage Securities Corp. II                    4.30      1/10/2040               32
    5,000   GS Mortgage Securities Corp. II                    2.54      1/10/2045            5,114
    3,765   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                 4.90      1/12/2037            3,994
    6,361   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                 5.20      8/12/2037            6,675
    1,034   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                 5.20      8/12/2037            1,057
      424   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                 4.82      9/12/2037              424
    2,400   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                 4.40      1/12/2039            2,508
   10,000   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                 5.12      7/15/2041           10,519
    2,379   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                 4.92      1/15/2042            2,361
    1,690   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                 4.68      7/15/2042            1,721
    1,731   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                 4.70      7/15/2042            1,750
    1,728   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                 4.87     10/15/2042            1,729
    2,000   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                 5.00     10/15/2042            2,159
    3,000   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                 5.04     10/15/2042            2,666
    8,749   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                 5.25      1/12/2043            8,787
    2,130   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                 5.46      1/12/2043            2,354
    2,938   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                 5.49      4/15/2043            3,069
    5,066   J.P. Morgan Chase Commercial Mortgage
              Securities Corp. (f)                             5.79      6/12/2043            5,349

================================================================================

13  | USAA Short-Term Bond Fund

================================================================================

PRINCIPAL
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE       MATURITY            (000)
---------------------------------------------------------------------------------------------------
$   2,000   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                 5.81%     6/12/2043     $      2,262
    1,142   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                 5.82      6/12/2043            1,181
    9,211   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                 5.45     12/12/2043            9,443
      825   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                 5.20     12/15/2044              832
    4,301   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                 5.37     12/15/2044            4,521
    1,484   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                 5.88      4/15/2045            1,569
    2,572   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                 5.52      5/12/2045            2,659
    2,372   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                 5.58      5/12/2045            2,418
    2,493   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                 5.37      5/15/2045            2,609
    2,436   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                 4.63      3/15/2046            2,482
    1,725   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                 4.87      3/15/2046            1,803
    1,650   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.      (b)                        4.09      7/15/2046            1,791
    4,543   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                 5.13      5/15/2047            4,811
    3,496   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                 5.63      2/12/2051            3,545
    2,249   LB-UBS Commercial Mortgage Trust                   4.56      9/15/2027            2,253
      789   LB-UBS Commercial Mortgage Trust                   3.97      3/15/2029              804
    3,809   LB-UBS Commercial Mortgage Trust                   5.25      6/15/2029            3,922
    3,651   LB-UBS Commercial Mortgage Trust                   4.63     10/15/2029            3,753
    1,418   LB-UBS Commercial Mortgage Trust                   5.00      4/15/2030            1,481
    1,068   LB-UBS Commercial Mortgage Trust                   5.01      4/15/2030            1,106
    1,555   LB-UBS Commercial Mortgage Trust                   4.65      7/15/2030            1,559
    4,088   LB-UBS Commercial Mortgage Trust                   4.66      7/15/2030            4,139
    5,830   LB-UBS Commercial Mortgage Trust                   4.95      9/15/2030            6,458
      628   LB-UBS Commercial Mortgage Trust                   5.10     11/15/2030              630
    4,880   LB-UBS Commercial Mortgage Trust                   5.47     11/15/2030            5,039
    5,000   LB-UBS Commercial Mortgage Trust                   5.08      2/15/2031            5,039
    5,844   LB-UBS Commercial Mortgage Trust                   5.16      2/15/2031            6,513
      448   LB-UBS Commercial Mortgage Trust                   5.87      6/15/2032              449
    2,210   LB-UBS Commercial Mortgage Trust                   6.04      6/15/2032            2,314
    5,000   LB-UBS Commercial Mortgage Trust                   4.69      7/15/2032            5,151
    3,718   LB-UBS Commercial Mortgage Trust                   4.37      3/15/2036            3,883
    5,000   LB-UBS Commercial Mortgage Trust                   5.35     11/15/2038            5,670
    4,000   LB-UBS Commercial Mortgage Trust                   5.41      9/15/2039            4,245
    1,250   LB-UBS Commercial Mortgage Trust                   4.86     12/15/2039            1,318
    4,725   LB-UBS Commercial Mortgage Trust                   5.40      2/15/2040            4,948
    4,000   LB-UBS Commercial Mortgage Trust                   5.42      2/15/2040            4,530
    1,995   Merrill Lynch Mortgage Trust                       5.24     11/12/2037            2,037
    8,793   Merrill Lynch Mortgage Trust                       4.96      7/12/2038            9,006
    2,000   Merrill Lynch Mortgage Trust                       5.14      7/12/2038            1,881
    3,278   Merrill Lynch Mortgage Trust                       5.61      5/12/2039            3,356
    3,916   Merrill Lynch Mortgage Trust                       5.84      5/12/2039            4,091
    1,026   Merrill Lynch Mortgage Trust                       4.17      8/12/2039            1,037
    3,716   Merrill Lynch Mortgage Trust                       4.86      8/12/2039            3,907
      855   Merrill Lynch Mortgage Trust                       4.72     10/12/2041              875
      506   Merrill Lynch Mortgage Trust                       4.81      9/12/2042              506
    1,453   Merrill Lynch Mortgage Trust                       4.56      6/12/2043            1,469
    2,871   Merrill Lynch Mortgage Trust                       4.67      6/12/2043            2,934
    4,452   Merrill Lynch Mortgage Trust                       5.71      2/12/2051            4,692
    6,840   Merrill Lynch-Countrywide Commercial
              Mortgage Trust                                   5.38      7/12/2046            7,157

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

PRINCIPAL
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE       MATURITY            (000)
---------------------------------------------------------------------------------------------------
$   1,590   Merrill Lynch-Countrywide Commercial
              Mortgage Trust                                   5.36%     8/12/2048     $      1,670
    5,691   Merrill Lynch-Countrywide Commercial
              Mortgage Trust                                   5.36      8/12/2048            5,896
    1,079   Merrill Lynch-Countrywide Commercial
              Mortgage Trust                                   6.13      8/12/2049            1,157
    3,000   Morgan Stanley Capital I, Inc.                     5.54      6/15/2038            3,191
      337   Morgan Stanley Capital I, Inc.                     4.90      6/15/2040              337
    5,000   Morgan Stanley Capital I, Inc.                     4.97     12/15/2041            5,222
    1,154   Morgan Stanley Capital I, Inc.                     5.72     10/15/2042            1,207
    7,164   Morgan Stanley Capital I, Inc.                     5.57      3/12/2044            7,343
    1,686   Morgan Stanley Capital I, Inc.                     5.62      7/12/2044            1,694
    6,975   Morgan Stanley Capital I, Inc.                     5.57     12/15/2044            7,566
    3,991   Morgan Stanley Capital I, Inc. (b)                 2.60      9/15/2047            4,043
    5,373   Morgan Stanley Capital I, Inc.                     5.78      4/12/2049            5,566
    4,568   Morgan Stanley Capital I, Inc.                     5.62     12/12/2049            4,599
      560   Morgan Stanley Dean Witter Capital I, Inc.         7.49      2/23/2034              567
    5,000   Morgan Stanley Dean Witter Capital I, Inc. (b)    10.24     12/17/2043            5,129
    1,346   Morgan Stanley Dean Witter Capital I, Inc.         4.54      7/15/2056            1,375
      892   Structured Asset Securities Corp.                  7.15     10/12/2034              893
    3,907   Wachovia Bank Commercial Mortgage Trust (b)        4.24     10/15/2035            3,921
    2,000   Wachovia Bank Commercial Mortgage Trust            5.08     11/15/2035            2,065
      700   Wachovia Bank Commercial Mortgage Trust            4.94      4/15/2042              775
    5,000   Wachovia Bank Commercial Mortgage Trust            5.12      7/15/2042            5,570
      218   Wachovia Bank Commercial Mortgage Trust            5.68      5/15/2043              218
    1,366   Wachovia Bank Commercial Mortgage Trust            5.16     10/15/2044            1,373
    3,120   Wachovia Bank Commercial Mortgage Trust            5.21     10/15/2044            3,475
    7,500   Wachovia Bank Commercial Mortgage Trust            5.46     12/15/2044            7,536
      450   Wachovia Bank Commercial Mortgage Trust            5.94      6/15/2045              456
    4,279   Wachovia Bank Commercial Mortgage Trust            5.50     10/15/2048            4,354
    1,000   Wachovia Bank Commercial Mortgage Trust            5.57     10/15/2048            1,121
    5,000   Wachovia Bank Commercial Mortgage Trust            5.31     11/15/2048            5,694
    5,000   Wachovia Bank Commercial Mortgage Trust            5.31     11/15/2048            5,365
    5,000   Wachovia Bank Commercial Mortgage Trust            5.74      6/15/2049            5,474
      935   WF-RBS Commercial Mortgage Trust (b)               3.24      3/15/2044              957
                                                                                       ------------
                                                                                            581,789
                                                                                       ------------
            Total Financials                                                                581,789
                                                                                       ------------
            Total Commercial Mortgage Securities (cost: $568,391)                           581,789
                                                                                       ------------
            U.S. GOVERNMENT AGENCY ISSUES (4.9%)(h)

            COLLATERALIZED MORTGAGE OBLIGATIONS (0.0%)
      268   Freddie Mac (+)                                    4.50      1/15/2029              269
                                                                                       ------------
            MORTGAGE-BACKED PASS-THROUGH SECURITIES (2.9%)
   30,000   Fannie Mae (e)                                     2.50      5/01/2027           30,713
    1,903   Fannie Mae (+)                                     4.50      5/01/2023            2,046
    1,312   Fannie Mae (+)                                     4.50      2/01/2024            1,411
      874   Fannie Mae (+)                                     5.00     12/01/2021              951
    2,117   Fannie Mae (+)                                     5.00      6/01/2023            2,294
    1,092   Fannie Mae (+)                                     5.00      9/01/2023            1,183
    3,302   Fannie Mae (+)                                     5.00      2/01/2024            3,579
    1,434   Fannie Mae (+)                                     5.50     12/01/2020            1,571
    1,786   Fannie Mae (+)                                     5.50      2/01/2023            1,953
    4,339   Fannie Mae (+)                                     5.50      6/01/2023            4,742
    1,610   Fannie Mae (+)                                     5.50      9/01/2023            1,760
    3,891   Fannie Mae (+)                                     5.50      6/01/2024            4,252
    2,341   Fannie Mae (+)                                     6.00     10/01/2022            2,565
    3,396   Fannie Mae (+)                                     6.00      1/01/2023            3,722
    1,806   Fannie Mae (+)                                     6.00      1/01/2023            1,979
    2,442   Fannie Mae (+)                                     6.00      7/01/2023            2,674
    2,219   Freddie Mac (+)                                    2.52      4/01/2035            2,370

================================================================================

15  | USAA Short-Term Bond Fund

================================================================================

PRINCIPAL
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE       MATURITY            (000)
---------------------------------------------------------------------------------------------------
$   1,272   Freddie Mac (+)                                    5.00%     5/01/2020     $      1,378
    1,090   Freddie Mac (+)                                    5.00      9/01/2020            1,186
      431   Freddie Mac (+)                                    5.50     11/01/2018              470
    1,566   Freddie Mac (+)                                    5.50      4/01/2021            1,715
                                                                                       ------------
                                                                                             74,514
                                                                                       ------------
            OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (2.0%)(d)
    5,000   Citigroup Funding, Inc. (INS)                     1.88      10/22/2012            5,040
    3,000   Citigroup, Inc. (INS)                             0.56 (c)   5/07/2012            3,000
   13,000   General Electric Capital Corp.                    2.13      12/21/2012           13,160
   10,000   GMAC, Inc. (INS)                                  1.75      10/30/2012           10,080
    1,000   MetLife, Inc., (INS)                              0.79 (c)   6/29/2012            1,001
    3,000   Private Export Funding Corp.                      1.38       2/15/2017            3,050
   15,000   Western Corp. Federal Credit Union (INS)          1.75      11/02/2012           15,121
                                                                                       ------------
            Total Other U.S. Government Guaranteed Securities                                50,452
                                                                                       ------------
            Total U.S. Government Agency Issues (cost: $121,623)                            125,235
                                                                                       ------------
            MUNICIPAL BONDS (7.7%)

            AIRPORT/PORT (0.8%)
    5,000   Chicago Midway Airport                            3.53       1/01/2041(i)         5,156
      660   Cleveland (INS)                                   5.24       1/01/2017              682
    5,855   College Park Georgia (INS)(f)                     5.73       1/01/2014            6,157
    2,000   Dallas-Fort Worth International Airport
              Facilities Improvement Corp.                    1.93      11/01/2014            2,024
    3,500   Greater Orlando Aviation Auth.                    4.50      10/01/2013            3,689
    3,000   Houston Airport System                            5.00       7/01/2015            3,362
                                                                                       ------------
                                                                                             21,070
                                                                                       ------------
            APPROPRIATED DEBT (0.3%)
    4,000   Miami-Dade County                                 5.00       5/01/2031(i)         4,263
    1,000   Pennsylvania Commonwealth Finance Auth.           3.38       6/01/2013            1,020
    2,000   Pennsylvania Commonwealth Finance Auth.           4.18       6/01/2015            2,141
                                                                                       ------------
                                                                                              7,424
                                                                                       ------------
            BUILDINGS (0.1%)
    3,000   Rhode Island EDC                                  3.78       5/15/2012            3,003
                                                                                       ------------
            EDUCATION (0.5%)
    3,000   George Washington Univ.                           3.29       9/15/2014            3,087
    5,000   New Jersey EDA                                    1.47 (c)   6/15/2013            5,018
    5,000   New Jersey EDA                                    3.17       9/01/2014            5,131
                                                                                       ------------
            Total Education                                                                  13,236
                                                                                       ------------

            ELECTRIC UTILITIES (1.5%)
    2,000   Air Quality Dev. Auth.                            4.75       8/01/2029(i)         2,016
    2,000   American Municipal Power, Inc.                    3.62       2/15/2013            2,033
    3,000   American Municipal Power, Inc.                    3.82       2/15/2014            3,104
    1,000   Appling County Dev. Auth.                         2.50       1/01/2038(i)         1,012
    5,000   Beaver County IDA                                 4.75       8/01/2033(i)         5,524
    5,000   Burke County Dev. Auth.                           1.25       1/01/2052(i)         5,007
    3,000   Coconino County                                   3.63      10/01/2029(i)         3,069
    3,000   Economic Dev. Financing Auth.                     3.00      12/01/2038(i)         3,061
    4,000   Farmington Pollution Control                      2.88       9/01/2024(i)         4,070
    2,000   Maricopa County                                   5.50       5/01/2029(i)         2,000
    1,500   Missouri Environmental Improvement and
              Energy Resources Auth.                          4.90       5/01/2038(i)         1,557
    3,000   Ohio Water Dev. Auth.                             3.38       7/01/2033(i)         3,094
      243   Pedernales Electric Cooperative, Inc. (INS)(b)    4.09      11/15/2012              244

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

PRINCIPAL
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE       MATURITY            (000)
---------------------------------------------------------------------------------------------------
$   2,000   West Virginia EDA                                  2.00%     1/01/2041(i)  $      2,005
                                                                                       ------------
                                                                                             37,796
                                                                                       ------------
            ELECTRIC/GAS UTILITIES (0.1%)
    3,000   Piedmont Municipal Power Agency                    4.34      1/01/2017            3,085
                                                                                       ------------
            ENVIRONMENTAL & FACILITIES SERVICES (1.4%)
   16,500   California Pollution Control Financing Auth. (f)   0.70 (c)  8/01/2023(i)        16,501
    2,000   Gloucester County                                  3.38 (c) 12/01/2029(i)         2,028
    4,000   Maricopa County IDA                                2.63     12/01/2031(i)         4,079
    5,000   Miami-Dade County                                  2.25      9/01/2027(i)         5,073
    2,375   Miami-Dade County IDA                              2.63      8/01/2023(i)         2,412
    6,000   South Carolina Jobs EDA                            2.25     11/01/2016(i)         6,121
                                                                                       ------------
                                                                                             36,214
                                                                                       ------------
            GENERAL OBLIGATION (1.1%)
    1,000   Andrews County                                     2.64      8/15/2013            1,021
    1,050   Andrews County                                     3.08      8/15/2014            1,094
    2,000   California                                         5.65      4/01/2039(i)         2,092
    2,430   Chippewa Valley Schools                            3.65      5/01/2015            2,527
   11,000   Nassau County (e)                                  1.50      4/01/2013           11,054
    4,000   Newark                                             3.50     12/13/2012            4,025
    1,750   Port of Seattle                                    2.25     12/01/2014            1,811
    3,000   Utica School District                              2.00      7/26/2012            3,006
                                                                                       ------------
                                                                                             26,630
                                                                                       ------------
            HOTELS, RESORTS & CRUISE LINES (0.1%)
    3,250   Long Beach                                         3.75     11/01/2015            3,262
                                                                                       ------------
            MISCELLANEOUS (0.2%)
    5,000   Statewide Communities Dev. Auth.                   5.00      6/15/2013            5,255
                                                                                       ------------
            MULTIFAMILY HOUSING (0.2%)
    3,545   Michigan State Housing Dev. Auth.                  3.30      4/01/2015            3,618
                                                                                       ------------
            MUNICIPAL FINANCE (0.1%)
    3,000   Kentucky Asset                                     3.17      4/01/2018            3,149
                                                                                       ------------
            NURSING/CCRC (0.1%)
    1,330   Waco Health Facilities Dev. Corp. (INS)            5.27      2/01/2016            1,386
                                                                                       ------------
            SALES TAX (0.2%)
    5,000   Louisiana                                          3.00 (c)  5/01/2043(i)         5,075
                                                                                       ------------
            SPECIAL ASSESSMENT/TAX/FEE (0.6%)
      555   City and County of San Francisco Redevelopment
              Financing Auth. (INS)                            5.62      8/01/2016              570
      500   Metropolitan Nashville Airport Auth. (INS)         2.25      7/01/2012              500
      500   Metropolitan Nashville Airport Auth. (INS)         3.73      7/01/2014              513
    5,705   New York City Transitional Finance Auth.           3.06      5/01/2015            6,073
    5,000   Orange County                                      0.90      5/01/2013            5,014
    3,500   Regional Transitional Auth.                        2.84      7/01/2012            3,514
                                                                                       ------------
                                                                                             16,184
                                                                                       ------------
            TOLL ROADS (0.4%)
   10,000   North Texas Tollway Auth.                          2.44      9/01/2013           10,236
                                                                                       ------------
            Total Municipal Bonds (cost: $192,599)                                          196,623
                                                                                       ------------

================================================================================

17  | USAA Short-Term Bond Fund

================================================================================

PRINCIPAL
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE       MATURITY            (000)
---------------------------------------------------------------------------------------------------
            MONEY MARKET INSTRUMENTS (5.3%)

            VARIABLE-RATE DEMAND NOTES (2.1%)

            MUNICIPAL BONDS (2.1%)
            ----------------------
            TOLL ROADS (2.1%)
$  54,955   Pennsylvania Turnpike Commission (INS)(LIQ)        0.65% (c)  7/15/2041    $     54,955
                                                                                       ------------
            UTILITIES (0.0%)
            ----------------
            MULTI-UTILITIES (0.0%)
      300   Sempra Energy (b)                                  0.34 (c)  11/01/2014             300
                                                                                       ------------
            Total Variable-Rate Demand Notes                                                 55,255
                                                                                       ------------

                                                                                             MARKET
 NUMBER                                                                                       VALUE
 OF SHARES  SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
            MONEY MARKET FUNDS (3.2%)
80,971,766  State Street Institutional Liquid Reserve Fund, 0.21% (j)                        80,972
                                                                                       ------------
            Total Money Market Instruments (cost: $136,227)                                 136,227
                                                                                       ------------

            TOTAL INVESTMENTS (COST: $2,544,732)                                       $  2,596,179
                                                                                       ============

($ IN 000s)                                          VALUATION HIERARCHY
                                                     -------------------
                                         (LEVEL 1)        (LEVEL 2)       (LEVEL 3)
                                       QUOTED PRICES        OTHER        SIGNIFICANT
                                         IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                          MARKETS        OBSERVABLE         INPUTS
                                       FOR IDENTICAL        INPUTS
ASSETS                                     ASSETS                                                 TOTAL
-------------------------------------------------------------------------------------------------------
BONDS:
  CORPORATE OBLIGATIONS                $          --     $    814,057    $         --     $     814,057
  EURODOLLAR AND YANKEE
  OBLIGATIONS                                     --          314,111              --           314,111
  ASSET-BACKED SECURITIES                         --          428,137              --           428,137
  COMMERCIAL MORTGAGE SECURITIES                  --          581,789              --           581,789
  U.S. GOVERNMENT AGENCY ISSUES                   --          125,235              --           125,235
  MUNICIPAL BONDS                                 --          196,623              --           196,623
MONEY MARKET INSTRUMENTS:
  VARIABLE-RATE DEMAND NOTES                      --           55,255              --            55,255
  MONEY MARKET FUNDS                          80,972               --              --            80,972
-------------------------------------------------------------------------------------------------------
Total                                  $      80,972     $  2,515,207    $         --     $   2,596,179
-------------------------------------------------------------------------------------------------------

For the period of August 1, 2011, through April 30, 2012, there were no transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  18

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2012 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this quarterly report pertains only to the USAA Short-Term Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has three classes of shares: Short-Term Bond Fund Shares (Fund Shares), Short-Term Bond Fund Institutional Shares (Institutional Shares), and Short-Term Bond Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are currently offered for sale only to the USAA Target Retirement Funds (Target Funds) or through a USAA managed account program and not to the general public. The Target Funds are managed by USAA Asset Management Company (the Manager), an affiliate of the Fund. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Investments in open-end investment companies, hedge, or other funds, other than exchange-traded funds, are valued at their net asset value (NAV) at the end of each business day.

================================================================================

19  | USAA Short-Term Bond Fund

================================================================================

3. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

4. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

5. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include all bonds, which are valued based on methods discussed in Note A1, and variable-rate demand notes, which are valued at amortized cost.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to

================================================================================

                                         Notes to Portfolio of Investments |  20

================================================================================

their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of April 30, 2012, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $63,453,000; of which $62,705,000 were when-issued securities.

D. As of April 30, 2012, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2012, were $56,036,000 and $4,589,000, respectively, resulting in net unrealized appreciation of $51,447,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,545,042,000 at April 30, 2012, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
EDA    Economic Development Authority
EDC    Economic Development Corp.
IDA    Industrial Development Authority/Agency
REIT   Real estate investment trust

================================================================================

21  | USAA Short-Term Bond Fund

================================================================================

CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., Assured Guaranty Municipal Corp., Federal Deposit Insurance Corp., MBIA Insurance Corp., or National Public Finance Guarantee Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from JPMorgan Chase Bank, N.A.
(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from Denmark Government.

SPECIFIC NOTES
(a) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at April 30, 2012. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. Security deemed liquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(c) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at April 30, 2012.
(d) Other U.S. government guaranteed securities - The FDIC Temporary Liquidity Guarantee Program provides a guarantee of payment of principal and interest on certain newly issued senior unsecured debt through the program's expiration date on December 31, 2012. The guarantee carries the full faith and credit of the U.S. government.

================================================================================

                                         Notes to Portfolio of Investments |  22

================================================================================

(e) Delayed-delivery or when-issued security - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. At April 30, 2012, the aggregate market value of securities purchased on a delayed-delivery basis was $63,516,000, which included when-issued securities of $62,761,000.
(f) At April 30, 2012, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.
(g) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(h) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises, such as the Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and the Fannie Mae (Federal National Mortgage Association FNMA), indicated with a "+", are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide capital in exchange for senior preferred stock.
(i) Put bond - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.
(j) Rate represents the money market fund annualized seven-day yield at April 30, 2012.

================================================================================

23  | USAA Short-Term Bond Fund

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.











SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2012

By:*     /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:      06/22/2012
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ R. MATTHEW FREUND
         -----------------------------------------------------
         Signature and Title:  R. Matthew Freund, Sr. Vice-President

Date:      06/27/2012
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:       06/26/2012
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.